Taxes (Details) - Schedule of Income Before Provision for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Before Provision for Income Taxes [Line Items]
Income before provision	$ 153,004	$ (1,278,658)	$ 523,046
Cayman Islands [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Income before provision	601,397
PRC [Member
Schedule of Income Before Provision for Income Taxes [Line Items]
Income before provision	1,836,171	933,868	2,044,086
United States [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Income before provision	$ (2,284,564)	$ (2,212,526)	$ (1,521,040)